Pensions (Details) - Schedule of Movements in Net Defined Benefit Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Present Value of Defined Benefit Obligation [Member]
Pensions (Details) - Schedule of Movements in Net Defined Benefit Assets [Line Items]
Balance	$ 101,505	$ 83,205
Current service cost	17,257
Interest expense (income)	1,504	634
Net exchange differences	(1,151)	(9,014)
Total	119,115	74,825
Return on plan asset
Change in financial assumptions		13,799
Experience adjustment	(88,412)	12,881
Total	(88,412)	26,680
Paid pension	(30,703)
Balance		101,505
Fair Value of Plan Assets [Member]
Pensions (Details) - Schedule of Movements in Net Defined Benefit Assets [Line Items]
Balance	(482,957)	(495,059)
Interest expense (income)	(7,154)	(3,770)
Net exchange differences	(279)	49,961
Total	(490,390)	(448,868)
Return on plan asset	1,045	(34,089)
Change in financial assumptions
Experience adjustment
Total	(1,045)	(34,089)
Paid pension	30,703
Balance	(460,732)	(482,957)
Net Defined Benefit Asset [Member]
Pensions (Details) - Schedule of Movements in Net Defined Benefit Assets [Line Items]
Balance	(381,452)	(411,854)
Current service cost	17,257
Interest expense (income)	(5,650)	(3,136)
Net exchange differences	(1,430)	40,947
Total	(371,275)	(374,043)
Return on plan asset	1,045	(34,089)
Change in financial assumptions		13,799
Experience adjustment	(88,412)	12,881
Total	(89,457)	(7,409)
Paid pension
Balance	$ (460,732)	$ (381,452)